101 Park Avenue	Morgan, Lewis
New York, NY 10178	& Bockius LLP
Tel.: 212.309.6000	Counselors at Law
Fax: 212.309.6001

February 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	CSOP ETF Trust: Pre-Effective Amendment No. 3 to the Registration Statement on Form
N-1A (File Nos. 333-198810 and 812-22998)

Ladies and Gentlemen:

On behalf of our client, CSOP ETF Trust (the “Trust”), we are filing Pre-Effective Amendment No. 3 (the “Filing”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The purpose of the Filing is to include additional information in the Trust’s Prospectus and Statement of Additional Information, as well as the additional exhibits required by Part C.

Please contact the undersigned at (212) 309-6650 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris